Share-Based Compensation - changes in stock options granted under the plans (Details)	12 Months Ended	24 Months Ended
	Dec. 31, 2021 CAD ($) Option $ / shares shares	Dec. 31, 2020 Option $ / shares
Share-Based Compensation
Number of options, granted | $	1,538,596
2017 Plan
Share-Based Compensation
Number of options, Outstanding	426,000	450,000
Number of options, Forfeited	(32,500)	(4,000)
Number of options, Exercised		(20,000)
Number of options, granted	1,307,000
Number of options, Outstanding	2,001,822	426,000
Number of options, exercisable	2,001,822
Options available for granting in future periods	213,659
Weighted average exercise price per share, outstanding | $ / shares	$ 8.76	$ 8.76
Weighted average exercise price per share, Forfeited | $ / shares	8.76	8.76
Weighted average exercise price per share, Exercised | $ / shares		8.76
Exercise price per share | $ / shares	13.15
Weighted average exercise price per share, outstanding | $ / shares	10.31	$ 8.76
Weighted average exercise price per share, Options exercisable | $ / shares	$ 10.31
Adjustments for stock dividends issued in 2021 | shares	301,322